CREDIT FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Credit From Banks Abstract
Schedule of credit from banks
	Interest rate (1)	December 31,
	%	2024	2023

Current maturities of long-term loans (see Note 14)	Prime (1)+1.05	2,206	2,160

		2,206	2,160

(1)	The Prime rate as of December 31, 2024 – 6.00% (December 31, 2023 – 6.25%).